TRADE AND OTHER RECEIVABLES	6 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	December 31, 2025	June 30, 2025
	US$	US$
Current
Receivables from U.S. Government(1)	1,112,458	774,248
Receivables from other third-parties	41,879	49,020
Total trade and other receivables	1,154,337	823,268
Notes:
(1)See Note 1(c) for additional details.